Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	$ 5,664	$ 4,828	$ 7,567
Cash equivalents	7	7	7
Short-term deposits	5,000	0	10,900
Cash, cash equivalents and deposits	$ 10,671	$ 4,835	$ 18,474